Note 6 Changes in impaired financial assets and guarantees given (Details) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023
Changes in impaired assets and guarantees given [Line Items]
Impaired financial assets and guarantees given at the beginning		€ 15,362	€ 14,521
Additions Of Impaired Assets		6,114	11,066
Decrease of impaired assets	[1]	(3,027)	(5,795)
Increase (decrease) in financial assets		3,087	5,272
Decrease through write-off, financial assets		(2,426)	(3,770)
Increase (decrease) through foreign exchange and other movements, financial assets		(529)	(660)
Impaired financial assets and guarantees given at the end		€ 15,495	€ 15,362

[1]
(1) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.